Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories
Schedule of inventory

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Raw materials	387,319,932	567,751,699	81,843,981
Work-in-process	5,152,109	2,717,584	391,752
Finished goods	46,369,051	32,159,556	4,635,946

Total inventories	438,841,092	602,628,839	86,871,679